DEBT AND CONVERTIBLE LOAN PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt And Convertible Loan Payable [Abstract]
Schedule of debt discount and original issuance costs

The Company amortized $294,888 and $331,034 to interest expense during the nine months ended September 30, 2017 and 2016, respectively.

	Nine Months Ended September 30, 2017	Year Ended December 31, 2016
Debt discount, beginning of period	$152,617	$—
Additional debt discount and debt issue cost	120,333	417,834
Amortization of debt discount and debt issue cost	(245,937)	(265,217)
Debt discount, end of period	$27,013	$152,617

The Company amortized $283,615 and $0 to interest expense during the years ended December 31, 2016 and 2015, as follows:

	December 31, 2016	December 31, 2015
Debt discount, beginning of period	$—	$—
Additional debt discount and debt issue cost	417,834	—
Amortization of debt discount and debt issue cost	(265,217)	—
Debt discount, end of period	$152,617	$—

Schedule of debt issue costs

During the nine months ended September 30, 2017 and 2016, the Company amortized $7,473 and $0 of debt issue costs, respectively.

	Nine Months Ended September 30, 2017	Year Ended December 31, 2016
Debt discount, beginning of period	$7,473	$—
Additional debt discount	—	10,000
Amortization of debt discount	(7,473)	(2,527)
Debt discount, end of period	$—	$7,473

The following is a summary of the Company’s debt issue costs for the years ended December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Debt discount, beginning of period	$—	$—
Additional debt discount	20,000	—
Amortization of debt discount	(20,000)	—
Debt discount, end of period	$—	$—